Trade Receivables - Schedule of Trade Receivables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Trade receivables:
Trade receivables, net	RM 8,409,351	$ 1,881,118	RM 1,990,414
Third Parties [Member]
Trade receivables:
Trade receivables, net	RM 8,409,351	$ 1,881,118	RM 1,990,414